Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	¥ 1,356,961	¥ 1,279,514	¥ 1,495,156
Transfer from MUAH to Commercial segment			0
Provision for (reversal of) credit losses	121,790	258,795	7,285
Charge-offs	337,151	314,375	334,147
Recoveries collected	70,892	65,236	70,800
Net charge-offs	266,259	249,139	263,347
Other	30,583	67,791	40,420
Balance at end of fiscal year	1,243,075	1,356,961	1,279,514
Allowance for credit losses at acquisition		22,231
Effect of adopting new guidance on troubled debt restructurings and vintage disclosures
Financing Receivable, Allowance for Credit Losses [Line Items]
Other		18,869
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	745,514	719,589	934,086
Transfer from MUAH to Commercial segment			33,062
Provision for (reversal of) credit losses	(93,052)	66,240	(113,886)
Charge-offs	55,914	72,792	158,780
Recoveries collected	13,213	14,488	18,784
Net charge-offs	42,701	58,304	139,996
Other	1,861	17,989	6,323
Balance at end of fiscal year	611,622	745,514	719,589
Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	56,964	59,747	69,887
Provision for (reversal of) credit losses	(6,729)	(1,500)	(9,511)
Charge-offs	635	1,289	645
Recoveries collected	7	6	16
Net charge-offs	628	1,283	629
Other	0	0	0
Balance at end of fiscal year	49,607	56,964	59,747
Card
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	36,423	42,469	40,768
Provision for (reversal of) credit losses	25,607	21,927	19,236
Charge-offs	22,002	21,020	18,255
Recoveries collected	899	713	720
Net charge-offs	21,103	20,307	17,535
Other	0	(7,666)	0
Balance at end of fiscal year	40,927	36,423	42,469
Krungsri
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	405,211	364,647	346,841
Provision for (reversal of) credit losses	156,582	138,358	69,866
Charge-offs	199,643	180,641	100,545
Recoveries collected	40,340	32,856	26,774
Net charge-offs	159,303	147,785	73,771
Other	21,367	49,991	21,711
Balance at end of fiscal year	423,857	405,211	364,647
Allowance for credit losses at acquisition		20,134
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	112,849	93,062	103,574
Transfer from MUAH to Commercial segment			(33,062)
Provision for (reversal of) credit losses	39,382	33,770	41,580
Charge-offs	58,957	38,633	55,922
Recoveries collected	16,433	17,173	24,506
Net charge-offs	42,524	21,460	31,416
Other	7,355	7,477	12,386
Balance at end of fiscal year	¥ 117,062	112,849	¥ 93,062
Allowance for credit losses at acquisition		¥ 2,097